Shareholders' Equity (Details 1) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding, beginning of year	238,894	136,256	144,726
Changes during the year:
Granted	30,000	109,625	16,125
Exercised	(10,000)
Forfeited	(6,224)	(6,987)	(24,595)
Outstanding, year end	252,670	238,894	136,256
Vested and expected to vest	154,333	88,766	58,982
Exercisable at year end	144,333	88,766	136,256
Weighted-average exercise price
outstanding, beginning of year	$ 6.65	$ 9.62	$ 14.80
Changes during the year:
Granted	2.13	2.78	5.70
Exercised	2.96
Forfeited	8.56	12.49	37.55
Outstanding, year end	6.21	6.65	9.62
Vested and expected to vest	8.44	12.47	16.64
Exercisable at year end	$ 8.82	$ 12.47	$ 9.62